UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08294

AB EXCHANGE RESERVES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2015

Date of reporting period: December 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Exchange Reserves

Portfolio of Investments

December 31, 2014 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 99.7%
Commercial Paper - 39.2%
ANZ New Zealand Int’l Ltd. 4/15/15 (a)(b)	0.251%	$50,000	$50,000,000
Banque et Caisse d’Epargne de l’Etat
1/08/15	0.200%	40,000	39,998,444
3/05/15	0.220%	25,000	24,990,375
Coca-Cola Co. (The) 4/21/15 (a)	0.190%	50,000	49,970,972
Commonwealth Bank of Australia
3/19/15 (a)(b)	0.237%	25,000	25,000,000
7/02/15 (a)(b)	0.237%	25,000	25,000,000
DBS Bank Ltd. 2/20/15 (a)(b)	0.242%	50,000	50,000,335
HSBC USA, Inc. 2/02/15	0.220%	45,000	44,991,200
Microsoft Corp. 1/14/15 (a)	0.090%	65,000	64,997,888
Mitsubishi UFJ Trust & Banking 2/06/15 (a)	0.200%	10,000	9,998,000
National Australia Bank Ltd. 11/05/15 (a)(b)	0.247%	50,000	50,000,000
Nestle Finance International Ltd. 2/11/15	0.180%	50,000	49,989,750
Nordea Bank Finland PLC/NY 2/17/15	0.205%	50,000	50,000,000
NRW Bank 1/02/15 (a)	0.145%	50,000	49,999,799
State Street Corp. 3/09/15	0.190%	25,000	24,991,160
Sumitomo Mitsui Trust Bank Lim 1/12/15	0.150%	25,000	24,998,854
Toronto-Dominion Holdings USA, Inc. 2/13/15 (a)	0.200%	15,000	14,996,417
Toyota Motor Credit Corp. 5/20/15 (b)	0.224%	50,000	50,000,000
United Overseas Bank Ltd. 1/20/15 (a)	0.220%	45,000	44,994,775
Westpac Banking Corp. 8/03/15 (a)(b)	0.238%	25,000	25,000,000

			769,917,969

Certificates of Deposit - 30.7%
Australia & New Zealand Banking 1/14/15 (b)	0.480%	700	700,059
Branch Banking & Trust Co. 1/22/15	0.160%	50,000	50,000,000
JPMorgan Chase Bank NA
3/26/15 (b)	0.285%	25,000	25,000,000
10/23/15 (b)	0.304%	25,000	25,000,000
Korea Development Bank/NY 1/07/15	0.100%	50,000	50,000,000
Mitsubishi UFJ Trust & Banking 3/11/15	0.210%	40,000	40,000,000

	Yield*	Principal Amount (000)	U.S. $ Value
Norinchukin Bank/NY 2/09/15	0.200%	$45,000	$45,000,000
Oversea-Chinese Bank Corp. Ltd./NY 1/05/15	0.240%	45,000	45,000,000
Rabobank Nederland/NY 4/10/15 (b)	0.279%	50,000	50,000,000
Royal Bank of Canada/New York
5/06/15 (b)	0.197%	22,200	22,200,000
6/10/15 (b)	0.232%	25,000	25,001,787
Sumitomo Mitsui Banking Corp. 2/03/15	0.200%	50,000	50,000,000
Svenska Handelsbanken/New York 5/18/15	0.215%	36,000	36,000,684
Svenska Handelsbanken/NY 3/23/15	0.225%	13,505	13,505,152
Toronto-Dominion Bank/NY 1/09/15	0.200%	10,000	10,000,044
4/17/15	0.180%	25,000	25,000,000
US Bank NA/MN 3/23/15 (b)	0.184%	25,000	25,000,000
Wells Fargo Bank NA 2/23/15	0.220%	40,000	40,000,000
Westpac Banking Corp./NY 9/02/15 (b)	0.244%	25,000	25,000,000

			602,407,726

U.S. Government & Government Sponsored Agency Obligations - 12.0%
Federal Home Loan Bank
1/14/15	0.055%	4,900	4,899,902
1/21/15	0.100%	50,000	49,997,222
1/06/15	0.125%	2,635	2,635,009
2/25/15	0.130%	25,000	24,995,035
U.S. Treasury Notes
1/31/16 (b)	0.085%	30,000	29,992,762
4/30/15	0.125%	28,000	28,003,173
2/28/15	0.250%	50,000	50,015,887
5/15/15	0.250%	25,000	25,015,614
2/28/15	2.375%	20,000	20,074,429

			235,629,033

Short-Term Municipal Notes - 7.5%
Municipal Obligations - 7.5%
Connecticut State Health & Educational Facility Authority (Yale University)
7/01/35 (c)	0.010%	27,665	27,665,000
7/01/36 (c)	0.010%	31,275	31,275,000
County of Jackson MS (Chevron Corp.) 6/01/23 (c)	0.010%	15,430	15,430,000
Dallas-Fort Worth International Airport Facilities Improvement Corp. (United Parcel Service Inc./OH) 5/01/32 (c)	0.030%	3,500	3,500,000

	Yield*	Principal Amount (000)	U.S. $ Value
Gulf Coast Industrial Development Authority (Exxon Mobil Corp.) 11/01/41 (c)	0.010%	$20,000	$20,000,000
Lower Neches Valley Authority Industrial Development Corp. (Exxon Capital Ventures Inc.) 5/01/46 (c)	0.010%	12,850	12,850,000
Massachusetts Health & Educational Facilities Authority (President and Fellows of Harvard College) 11/01/49 (c)	0.010%	15,725	15,725,000
Mississippi Business Finance Corp. (Chevron USA, Inc.) 11/01/35 (c)	0.030%	20,000	20,000,000

			146,445,000

Corporates - Investment Grades - 5.6%
Bank of New York Mellon Corp. (The) 1/15/15	3.100%	5,630	5,636,120
International Business Machines Corp. 2/04/15 (b)	0.212%	39,460	39,460,694
Kommunalbanken AS 1/26/15 (a)(b)	0.254%	50,660	50,661,334
Nederlandse Waterschapsbank NV 5/23/15 (a)(b)	0.513%	12,600	12,614,639
US Bancorp 4/01/15	3.125%	2,000	2,014,196

			110,386,983

Repurchase Agreements - 3.3%
Mizuho Securities USA 0.08% dated 12/31/14 due 1/02/15 in the amount of $65,000,289 (collateralized by $1,065,304,417 Federal National Mortgage Association, Federal Home Loan Mortgage Corp., and U.S. Treasury Note, 2.048% to 9.50%, due 10/01/19 to 1/01/38, value $66,300,082)		65,000	65,000,000

Time Deposits - 1.4%
BMO Capital Markets Corp. 1/02/15	0.050%	15,000	15,000,000
CIBC 1/02/15	0.040%	13,000	13,000,000

Total Time Deposits (cost $28,000,000)			28,000,000

Total Investments - 99.7% (cost $1,957,786,711) (d)			1,957,786,711
Other assets less liabilities - 0.3%			6,565,677

Net Assets - 100.0%			$1,964,352,388

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the aggregate market value of these securities amounted to $523,234,159 or 26.6% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at December 31, 2014.
(c)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(d)	As of December 31, 2014, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.
*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

AB Exchange Reserves

December 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Short-Term Investments
Commercial Paper	$	– 0	–	$769,917,969		$	– 0	–	$769,917,969
Certificates of Deposit		– 0	–	602,407,726			– 0	–	602,407,726
U.S. Government & Government Sponsored Agency Obligations		– 0	–	235,629,033			– 0	–	235,629,033
Short-Term Municipal Notes		– 0	–	146,445,000			– 0	–	146,445,000
Corporates - Investment Grades		– 0	–	110,386,983			– 0	–	110,386,983
Repurchase Agreements		65,000,000		– 0	–		– 0	–	65,000,000
Time Deposits		– 0	–	28,000,000			– 0	–	28,000,000

Total Investments in Securities		65,000,000		1,892,786,711			– 0	–	1,957,786,711
Other Financial Instruments		– 0	–	– 0	–		– 0	–	– 0	–

Total^		$65,000,000		$1,892,786,711		$	– 0	–	$1,957,786,711

^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Exchange Reserves

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 23, 2015